STOCK COMPENSATION (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Shares issued to a consultant (note 18)	$ 56
Highway Holdings Limited Shareholders Equity [Member]
Shares issued to a consultant (note 18)	56
Common Stock [Member]
Shares issued to a consultant (note 18)	$ 1
Shares issued to a consultant (note 18) (in shares)	30